                         DELAWARE GROUP EQUITY FUNDS IV

                        Delaware Diversified Growth Fund
                       Delaware Growth Opportunities Fund

                                 (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                dated November 30, 2001 (as revised May 1, 2002)


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B CDSC of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware Diversified Growth Fund only:

The following information, which reflects the new sales charges described above, replaces the fee tables on page 3 of the Prospectus under "Profile:
Delaware Diversified Growth Fund":

What are the Fund's fees and expenses?
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                           A          B         C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                           on purchases as a percentage of
                                            offering price                                             5.75%       none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever
                                            is lower                                                    none(1)   4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                     none       none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                              none       none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                            A        B          C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                             0.65%      0.65%     0.65%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                       0.30%      1.00%     1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                              0.62%      0.62%     0.62%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                        1.57%      2.27%     2.27%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments                                   (0.57%)    (0.52%)   (0.52%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                                1.00%      1.75%     1.75%
------------------------------------------------------------------------------------------------------------------------------------


                                                                     PS-065
                                                                (J8595) BUR 9/02

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(7)                       A         B            B            C                  C
compare the cost of investing in the                                                    (if redeemed)                (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment       1 year                         $671     $178          $578         $178            $278
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a               3 years                        $990     $659          $934         $659            $659
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the          5 years                      $1,330   $1,168        $1,393       $1,168          $1,168
time shown.(6) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,290   $2,388        $2,388       $2,565          $2,565
expenses, which may be greater or          -----------------------------------------------------------------------------------------
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets. However, the distributor has contracted to waive a portion of that 12b-1 fee through April 30, 2003 in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets. The distributor waived the 12b-1 fees from the Fund's inception through April 30, 2002. Had the 12b-1 fees not been waived, the Fund's returns shown on page 3 would have been lower.
(5) The investment manager has contracted to waive fees and pay expenses through April 30, 2003 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.20% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Growth Opportunities Fund only:

The following information, which reflects the new sales charges described on the first page of this Supplement, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware Growth Opportunities Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:


                                                                                Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
                                                                                                   1 year   5 years     lifetime**
-----------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                      -15.35%    16.32%         15.55%
-----------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                      -19.97%    11.75%         12.48%
-----------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                               -4.34%    12.69%         12.48%
-----------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                     -13.38%    16.70%         17.18%
-----------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                     -11.41%    16.90%         17.00%
-----------------------------------------------------------------------------------------------------------------------------------
 Russell Midcap Growth Index**
 (reflects no deduction for fees, expenses, or taxes)                                             -11.75%    17.77%         18.10%
-----------------------------------------------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Russell Midcap Growth Index. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -10.78%, 16.89% and 17.26%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be -10.76%, 16.90% and 17.00%, respectively, for the one-year, five-year and lifetime periods.
** The Russell Midcap Growth Index return shown is for the Class A lifetime period. The Index returns for Class B and Class C lifetime periods were 19.17% and 17.47%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                         A          B         C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                            5.75%       none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or redemption
                                            price, whichever is lower                                  none(1)   4.00%(2)   1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                    none       none       none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                             none       none       none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                         A           B         C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                            0.73%      0.73%      0.73%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                      0.30%      1.00%      1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                             0.40%      0.40%      0.40%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                                   1.43%      2.13%      2.13%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(5)                         A        B            B              C                C
compare the cost of investing in the                                                    (if redeemed)                 (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment       1 year                         $712     $216          $616         $216             $316
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a               3 years                      $1,001     $667          $942         $667             $667
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the          5 years                      $1,312   $1,144        $1,369       $1,144           $1,144
time shown.(4) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,190   $2,284        $2,284       $2,462           $2,462
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a CDSC will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" on page 11 of the Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund Prospectuses, respectively:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.

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                     Delaware
                     Investments(TM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)














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




                     Delaware
                     Investments(TM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)


















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